Risk Report - Credit Risk Exposure - Parenthetical Information Credit Exposure (Detail:Text Values) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit Exposure [Abstract]
Credit derivative notional sold and credit derivative notional bought protection, not included in Maximum exposure to credit risk	€ 356,362	€ 415,967
Traded bonds included in "Trading assets"	€ 80,662	€ 85,200
Of which: [Abstract]
Investment-Grade in % (more than)	81.00%	79.00%
Stage 3 and stage 3 POCI loans at amortized cost	€ 9,566	€ 9,100
Stage 3 and stage 3 POCI loans at fair value through OCI	22	1
Stage 3 and stage 3 POCI off-balance sheet exposure	1,400	599
Stage 3 and stage 3 POCI debt securities at amortized cost	96	73
Stage 3 and stage 3 POCI debt securities at fair value through OCI	1	2
Stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost	0	0
Stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI	€ 0	€ 0